Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021			$ 6,038	$ 1,036,749		$ (862,942)	$ 179,845
Balance, shares at Dec. 31, 2021			6,037,836
Series B issued for cash	$ 28			1,259,967			1,259,995
Series B issued for cash, shares	28,004
Preferred Series A issued for conversion of notes	$ 96			157,638			157,733
Preferred Series A issued for conversion of notes, shares	95,596
Preferred Series A issued for dividends	$ 2			2,263			2,265
Preferred Series A issued for dividends, shares	2,265
Common Stock issued for cash, net			$ 286	736,714	(33,000)		704,000
Common Stock issued for cash, net, shares			286,834
Common Stock issued for services rendered			$ 6	50,954			$ 50,960
Common stock issued for services rendered, shares			6,000				6,000
Common Stock issued for conversion of notes			$ 778	84,765			$ 85,543
Common Stock issued for conversion of notes, shares			777,663
Stock issuance costs				(149,137)			(149,137)
Net loss						(1,504,681)	(1,504,681)
Rounding							1
Balance at Dec. 31, 2022	$ 126		$ 7,108	3,179,913	(33,000)	(2,367,623)	786,524
Balance, shares at Dec. 31, 2022	125,865		7,108,333
Preferred Series A issued for dividends	$ 2.45			2,445		(2,447)	0
Preferred Series A issued for dividends, shares	2,447
Net loss						(908,790)	(908,790)
Stock subscription receivable received					33,000		33,000
Common Stock issued for services rendered			$ 18.00	131,982			132,000
Common stock issued for services rendered, shares			18,000
Balance at Mar. 31, 2023	$ 128		$ 7,126	3,314,340		(3,278,861)	42,733
Balance, shares at Mar. 31, 2023	128,312		7,126,333
Balance at Dec. 31, 2022	$ 126		$ 7,108	3,179,913	(33,000)	(2,367,623)	786,524
Balance, shares at Dec. 31, 2022	125,865		7,108,333
Preferred Series A issued for dividends	$ 12			10,313			10,325
Preferred Series A issued for dividends, shares	10,325
Common Stock issued for cash, net, shares			389,896
Common Stock issued for services rendered			$ 28	192,012			192,040
Common stock issued for services rendered, shares			28,000
Net loss						(3,324,180)	(3,324,180)
Preferred Series A issued for liquidated damages	$ 7			296,038			296,045
Preferred Series A issued for liquidated damages, shares	6,579
Common Stock issued for Reg A + offering and cash			$ 390	1,591,102			1,591,490
Common Stock issued for Reg A + offering and cash, shares			389,896
Common Stock offering costs				(17,601)			(17,601)
Stock subscription receivable received					33,000		33,000
Common stock issued for liquidated damages and accrued interest			$ 130	781,554			781,684
Common stock issued for liquidated damages and accrued interest, shares			130,259
Balance at Dec. 31, 2023	$ 143		$ 7,656	6,033,331		(5,691,803)	349,327
Balance, shares at Dec. 31, 2023	142,769		7,656,488
Series B issued for cash		$ 4		189,996			190,000
Series B issued for cash, shares		3,800
Preferred Series A issued for dividends	$ 3			2,762		(2,765)
Preferred Series A issued for dividends, shares	2,765
Common Stock issued for cash, net			$ 36	160,182			160,218
Common Stock issued for cash, net, shares			36,256
Common Stock issued for services rendered			$ 108,720
Common stock issued for services rendered, shares			19,000
Net loss						(327,947)	(327,947)
Common Stock issued for services rendered and to be rendered			$ 19	108,701			108,720
Common Stock issued for services rendered and to be rendered, shares			19,000
Common Stock issued for Series A conversion	$ (1)		$ 8	(7)
Common Stock issued for Series A conversion, shares	(556)		8,340
Balance at Mar. 31, 2024	$ 145	$ 4	$ 7,720	$ 6,494,965		$ (6,022,515)	$ 480,318
Balance, shares at Mar. 31, 2024	144,978	3,800	7,720,084